Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Cash Flows (Details) - USD ($)			12 Months Ended
	Apr. 22, 2024	Feb. 14, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Income			$ 2,795,000	$ 2,020,000
Depreciation expense			602,000	425,000
Stock-based compensation expense			242,000	225,000
Net cash (used in) provided by operating activities			32,611,000	78,360,000
Investing Activities
Sale (purchase) of premises and equipment			1,914,000	(486,000)
Net cash used in investing activities			31,474,000	25,934,000
Dividends paid			(1,338,000)	(1,154,000)
Proceeds from the issuance of Subordinate Debt			42,000	13,742,000
Contribution of shares to ESOP			0	150,000
Proceeds from issuance of unallocated shares from authorized shares	$ 1,400,000	$ 1,000,000	2,448,000	1,645,000
Purchase of treasury stock			(150,000)	(433,000)
Proceeds from the reissuance of treasury stock under 401(k) plan			119,000	289,000
Proceeds from the exercise of stock options			0	942,000
Net cash provided by financing activities			(59,102,000)	(50,721,000)
Net Increase in Cash and Cash Equivalents			4,983,000	53,573,000
Cash and Cash Equivalents – Beginning of Year			58,006,000	4,433,000
Cash and Cash Equivalents – End of Year			62,989,000	58,006,000
Parent Company [Member]
Net Income			2,795,000	2,020,000
Undistributed net income in subsidiary			(3,055,000)	(3,380,000)
Depreciation expense			45,000	50,000
Amortization of subordinated debt issuance costs			(11,000)	249,000
Stock-based compensation expense			242,000	225,000
Decrease (increase) in other assets			331,000
Net cash (used in) provided by operating activities			347,000	(523,000)
Investing Activities
Investment in Quaint Oak Bank			0	(13,500,000)
Sale (purchase) of premises and equipment			1,343,000	(6,000)
Net cash used in investing activities			1,343,000	(13,506,000)
Dividends paid			(1,338,000)	(1,154,000)
Proceeds from the issuance of Subordinate Debt			0	13,742,000
Contribution of shares to ESOP			0	150,000
Proceeds from issuance of unallocated shares from authorized shares			2,448,000	1,645,000
Purchase of treasury stock			(150,000)	(433,000)
Proceeds from the reissuance of treasury stock under 401(k) plan			119,000	289,000
Proceeds from the exercise of stock options			0	932,000
Net cash provided by financing activities			1,079,000	15,181,000
Net Increase in Cash and Cash Equivalents			2,769,000	1,152,000
Cash and Cash Equivalents – Beginning of Year			1,436,000	284,000
Cash and Cash Equivalents – End of Year			$ 4,205,000	$ 1,436,000